Liabilities and off-balance sheet commitments by maturity (Tables)	12 Months Ended
Dec. 31, 2021
Liabilities and off-balance sheet commitments by maturity [abstract]
Schedule of maturity of financial and non-financial liabilities
Liabilities and off-balance sheet commitments by maturity
2021 Less than 1 month

1
1–3 months 3–12 months 1–5 years Over 5 years
Maturity not
applicable Adjustment

2
Total
Deposits from banks 10,477 1,062 1,387 71,413 1,719 -967 85,092
Customer deposits 596,625 11,226 6,060 1,571 1,937 -19 617,400
Financial liabilities at fair value through profit or loss
–

Other trading liabilities
6,965 397 322 462 438 4 8,588
–

Trading derivatives
1,689 1,608 3,674 8,295 5,731 -2,472 18,525
–

Non-trading derivatives
546 245 422 900 571 -564 2,120
–

Designated at fair value through profit or loss
24,862 10,224 771 1,851 3,721 20 358 41,808
Debt securities in issue 2,766 19,470 15,712 23,052 28,934 1,851 91,784
Subordinated loans 716 8,948 6,822 229 16,715
Lease liabilities 18 40 159 571 454 -23 1,220
Financial liabilities 643,949 44,272 28,506 108,831 52,453 6,843 -1,602 883,252
Other liabilities

3
8,810 487 2,665 300 934 13,196
Total liabilities 652,759 44,758 31,172 109,132 53,386 6,843 -1,602 896,448
Coupon interest due on financial liabilities 193 406 1,000 2,579 2,773 387 7,338
Contingent liabilities in respect of
–

Discounted bills
–

Guarantees

25,911 550 26,461
–

Irrevocable letters of credit
16,851 16,851
–

other
1 2 5 8
Guarantees issued by ING Groep N.V. 316 316
Irrevocable facilities 143,891 1 13 184 78 144,167
186,969 1 15 189 628 187,802
Liabilities and off-balance sheet commitments by maturity
2020 Less than 1 month

1
1–3 month 3–12 months 1–5 years Over 5 years Maturity not applicable Adjustment

2
Total
Deposits from banks 11,080 537 772 64,147 1,722 -161 78,098
Customer deposits 587,137 9,662 8,208 2,169 2,207 134 609,517
Financial liabilities at fair value through profit or loss
–

Other trading liabilities
4,940 1,197 204 268 323 39 6,972
–

Trading derivatives
2,179 2,297 4,250 9,589 7,794 -373 25,737
–

Non-trading derivatives
283 178 204 468 454 41 1,629
–

Designated at fair value through profit or loss
32,540 8,506 1,330 2,181 3,247 11 631 48,444
Debt securities in issue 5,144 8,428 13,441 25,752 25,430 3,868 82,065
Subordinated loans 661 8,815 5,670 659 15,805
Lease liabilities 17 42 166 611 520 -18 1,339
Financial liabilities 643,321 30,848 28,576 105,846 50,512 5,680 4,821 869,605
Other liabilities

3
6,830 568 2,681 765 802 11,646
Total liabilities 650,150 31,416 31,257 106,611 51,315 5,680 4,821 881,250
Coupon interest due on financial liabilities 229 490 1,155 3,732 3,249 292 9,147
Contingent liabilities in respect of
–

Discounted bills
–

Guarantees

22,836 550 23,386
–

Irrevocable letters of credit
14,016 14,016
–

other
50 47 97
Guarantees issued by ING Groep N.V. 292 292
Irrevocable facilities 4 124,739 37 141 74 124,991
161,934 37 188 624 162,782